UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number: 12
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48306


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI        08/06/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 74

Form 13F Information Table Value Total:136228 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         COM              002896207      256     5155 SH       SOLE                     5030               125
ACTIVISION INC                 COM              004930202     1162    56866 SH       SOLE                    56400               466
ADOBE SYSTEMS INCORPORATED     COM              00724F101      501    16800 SH       SOLE                    16200               600
AFFILIATED MANAGERS GROUP      COM              008252108     1694    23403 SH       SOLE                    22067              1336
ALEXANDER & BALDWIN INC.       COM              014482103      426     8020 SH       SOLE                     8020
ALLSTATE CORPORATION           COM              020002101     1313    23750 SH       SOLE                    23600               150
ALTRIA GROUP, INC.             COM              02209S103     1297    17600 SH       SOLE                    16875               725
AMERADA HESS                   COM              023551104     1691    12300 SH       SOLE                    12300
AMERICAN INTL GROUP COM        COM              026874107      211     3406 SH       SOLE                     1188              2218
ANADARKO PETROLEUM CORP.       COM              032511107     1534    16025 SH       SOLE                    16025
BANK OF AMERICA CORP           COM              060505104      576    13700 SH       SOLE                    12400              1300
BEAR STEARNS COS INC           COM              073902108     1493    13605 SH       SOLE                    12855               750
BIOGEN IDEC INC                COM              09062X103     1194    30265 SH       SOLE                    29425               840
CADBURY SCHWEPPES ADR          COM              127209302      957    23500 SH       SOLE                    23500
CENTERPOINT ENERGY INC         COM              15189T107      899    60500 SH       SOLE                    60500
CENTEX CORP                    COM              152312104      992    15365 SH       SOLE                    14850               515
CEPHALON INC                   COM              156708109     1086    23400 SH       SOLE                    23400
CISCO SYS INC COM              COM              17275R102      983    54860 SH       SOLE                    51690              3170
CITIGROUP                      COM              172967101      791    17390 SH       SOLE                    16040              1350
CMS ENERGY CORP                COM              125896100      982    59750 SH       SOLE                    59750
COMCAST CORP-SPECIAL CL A      COM              20030N200      907    31530 SH       SOLE                    31530
COMERICA INC COM               COM              200340107     1236    20995 SH       SOLE                    19730              1265
CONOCOPHILLIPS                 COM              20825C104     1870    26760 SH       SOLE                    25870               890
COVENTRY HEALTH CARE INC       COM              222862104      774     9000 SH       SOLE                     9000
DEVON ENERGY CORPORATION       COM              25179M103     1781    25955 SH       SOLE                    25350               605
FLAGSTAR BANCORP INC           COM              337930101      450    28000 SH       SOLE                    28000
FORD MOTOR COMPANY             COM              345370860      108    10975 SH       SOLE                     9895              1080
FOREST LABS INC CL A           COM              345838106      604    15500 SH       SOLE                    15500
FORTUNE BRANDS INC             COM              349631101     1149    14135 SH       SOLE                    13360               775
GANNETT INC COM                COM              364730101      918    13350 SH       SOLE                    13075               275
GENERAL ELEC CO COM            COM              369604103     1498    44515 SH       SOLE                    39540              4975
GOLDEN WEST FINL DEL COM       COM              381317106     1285    21650 SH       SOLE                    21650
HARRAHS ENTERTAINMENT          COM              413619107      875    13425 SH       SOLE                    13425
HEWLETT-PACKARD CO             COM              428236103      525    18000 SH       SOLE                    18000
HOME DEPOT INC COM             COM              437076102     1135    29774 SH       SOLE                    27605              2169
INTEL CORP COM                 COM              458140100     1042    42310 SH       SOLE                    39545              2765
INTUIT INC                     COM              461202103     1059    23645 SH       SOLE                    23300               345
JOHNSON CONTROLS INC           COM              478366107     1026    16545 SH       SOLE                    15770               775
JPMORGAN CHASE & CO            COM              46625H100     1345    39655 SH       SOLE                    36669              2986
LEHMAN BROS HLDGS INC COM      COM              524908100     1648    14150 SH       SOLE                    14150
MEDTRONIC INC COM              COM              585055106      256     4785 SH       SOLE                     1910              2875
MERCK & CO INC COM             COM              589331107     1036    38075 SH       SOLE                    37750               325
MICROSOFT CORP COM             COM              594918104     1133    44070 SH       SOLE                    38825              5245
OMNICARE                       COM              681904108     1737    30900 SH       SOLE                    30425               475
OPTIMAL GROUP INC              COM              68388r208      757    36625 SH       SOLE                    36625
ORACLE CORPORATION             COM              68389X105      927    74805 SH       SOLE                    74505               300
PFIZER INC                     COM              717081103      719    28815 SH       SOLE                    25945              2870
PROCTER & GAMBLE CO COM        COM              742718109     1483    24950 SH       SOLE                    20535              4415
QUALCOMM INC                   COM              747525103      716    16000 SH       SOLE                    15300               700
SBC COMMUNICATIONS INC COM     COM              78387G103      395    16500 SH       SOLE                    16000               500
SCIENTIFIC-ATLANTA INC         COM              808655104     1147    30600 SH       SOLE                    30475               125
SIRIUS SATELLITE RADIO, INC    COM              82966u103     1030   157575 SH       SOLE                   152225              5350
SPRINT CORP                    COM              852061100      362    15224 SH       SOLE                     9349              5875
SUN MICROSYSTEMS INC           COM              866810104      477   121500 SH       SOLE                   119900              1600
TCF FINANCIAL CORP             COM              872275102      361    13500 SH       SOLE                    13500
TYCO INTERNAT LTD              COM              902124106      593    21300 SH       SOLE                    20400               900
UNITED TECHNOLOGIES  CORP      COM              913017109      518    10000 SH       SOLE                    10000
USG CORPORATION                COM              903293405      891    12975 SH       SOLE                    12700               275
VERISIGN INC                   COM              92343E102     1019    47725 SH       SOLE                    45975              1750
VERIZON COMMUNICATIONS         COM              92343V104      941    28795 SH       SOLE                    27590              1205
WELLPOINT INC                  COM              94973V107     1432    18900 SH       SOLE                    18350               550
ENERGY SELECT SPDR                              81369Y506      280     5225 SH       SOLE                     5075               150
NASDAQ - 100 SHARES                             631100104      347     8815 SH       SOLE                     7230              1585
RUSSELL 1000 INDEX                              464287622    12745   190540 SH       SOLE                    11990              6550
RUSSELL 1000 VALUE INDEX FUND                   464287598      854    12410 SH       SOLE                     5455              6955
RUSSELL 2000 GROWTH INDEX FUND                  464287648      293     4265 SH       SOLE                     2415              1850
RUSSELL 2000 SMALL CAP INDEX F                  464287655      623     9390 SH       SOLE                     4945              4445
RUSSELL 2000 VALUE INDEX FUND                   464287630      836    12690 SH       SOLE                     6885              5805
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      391     4300 SH       SOLE                     1175              3125
RUSSELL MIDCAP INDEX FUND                       464287499     9435   109035 SH       SOLE                     9780              3755
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     6734    54380 SH       SOLE                     3405              1975
DFA U.S. LARGE CAP VALUE FUND                   233203827    19064 879748.278SH      SOLE                36085.735          3811.819
DFA U.S. MICRO CAP FUND                         233203504    10522 671957.528SH      SOLE                34957.648          1591.463
DFA U.S. SMALL CAP VALUE FUND                   233203819    14863 523181.263SH      SOLE                23796.059          1545.581